Derivative Financial Instruments - Schedule of Period When Cash Flows of Designated Hedged Items are Expected to Occur and Impact Consolidated Statement of Income (Detail) - Cash flow hedges [member]
$ in Millions
12 Months Ended
Oct. 31, 2017 CAD ($)
Within one year [member]
Disclosure of detailed information about hedged items [line items]
Cash inflows from assets	$ 11,235
Cash outflows from liabilities	(31,542)
Net cash flows	(20,307)
One to 5 years [member]
Disclosure of detailed information about hedged items [line items]
Cash inflows from assets	19,866
Cash outflows from liabilities	(26,863)
Net cash flows	(6,997)
Over 5 years [member]
Disclosure of detailed information about hedged items [line items]
Cash inflows from assets	4,178
Cash outflows from liabilities	(4,746)
Net cash flows	$ (568)